Post-Employment Benefits - Summary of Defined Benefit Contribution (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	R$ 57
Contributions made	53	R$ 69
Pension plan - FIU [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	52
Contributions made	45	58
Pension plan - FUNBEP [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	5
Contributions made	R$ 8	R$ 11